6. Intangible Assets (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible assets, gross	$ 435,000	$ 435,000	$ 435,000
Accumulated amortization	141,375	108,750	65,250
Net Book Value	293,625	326,250	369,750
Copyrights [Member]
Intangible assets, gross	35,000	35,000	35,000
Accumulated amortization	11,375	8,750	5,250
Net Book Value	23,625	26,250	29,750
Content provider and photographic agreements [Member]
Intangible assets, gross	400,000	400,000	400,000
Accumulated amortization	130,000	100,000	60,000
Net Book Value	$ 270,000	$ 300,000	$ 340,000